SEPARATE ACCOUNT ASSETS AND LIABILITIES (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Separate Account, Liability [Roll Forward]
Balance, beginning of period	$ 1,045	$ 0
Acquisition from business combination	0	1,123
Policyholder deposits	38	6
Net investment income	13	2
Net realized capital gains on investments	114	(60)
Policyholder benefits and withdrawals	(58)	(10)
Net transfer from separate account	(1)	(1)
Policy charges	(6)	(1)
Total changes	100	1,059
Balance, end of period	$ 1,145	$ 1,059